OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 22,996	$ 32,679
Government institutions	6,247	5,549
Deferred installation expenses	6,993	8,405
Advances to suppliers	1,286	967
Employees	287	428
Others	815	1,173
Other current assets, net	$ 38,624	$ 49,201